Other information	6 Months Ended
Jun. 30, 2012
Other information
14.	Other information:

(a)	Accounts payable and accrued liabilities:

The principal components of accounts payable and accrued liabilities are:

	June 30, 2012	December 31, 2011
Due to related parties	$—	$1,816
Accrued interest	21,809	19,592
Other accrued liabilities	30,771	25,992

	$52,580	$47,400

(b)	Supplementary information to the statement of cash flows consists of:

	Three months ended		Six months ended
	June 30, 2012	June 30, 2011	June 30, 2012	June 30, 2011
Interest paid on debt	$15,030	$7,610	$26,337	$11,576
Interest received	12	132	246	254
Undrawn credit facility fee paid	338	585	780	1,077
Non-cash transactions:
Dividends on Series A preferred shares	8,371	7,435	16,499	14,577
Dividend reinvestment	916	3,527	5,277	5,857
Other long-term liabilities for vessels under construction	—	83,293	84,787	99,400
Long-term debt for vessels under construction	71,400	—	71,400	—
Acquisition of the Manager less cash received	—	—	73,795	—
Proceeds on sale of vessel	52,104	—	52,104	—